Commitments and Contingencies - Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 14,928		$ 16,403
Variable lease costs	904		724
Sublease Income	368		1,194
Total lease costs	15,464		15,933
Operating lease right-of-use assets	75,010	[1]	64,746
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	26,553		852
Operating cash outflows from operating leases	$ 16,874		$ 16,495
Weighted-average remaining lease term on operating leases	8 years 10 months 24 days	[2]	9 years 1 month 6 days
Weighted-average discount rate on operating leases	2.40%	[3]	2.70%
Right-of-use asset, balance sheet location	Other assets		Other assets
Operating lease liability, balance sheet location	Accounts payable, accrued expenses and other		Accounts payable, accrued expenses and other
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 13,453
2023	12,834
2024	14,452
2025	11,586
2026	10,751
2027 to 2038	34,104
Discount	(11,718)
Total discounted operating lease liabilities	85,462	[4]	$ 75,463
Lease commitments	$ 4,000
Leases not yet commenced, term of contract	8 years

[1]	Included in Other assets in the Consolidated Balance Sheets
[2]	Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
[3]	Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
[4]	Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets